PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2020
PROVISIONS
Schedule of the movement in provisions

	Tax
	provisions	Provision for	Employee		Litigation
	other than	decommissioning	bonuses	SEC	and Other
	for income	and	and other	provision	provisions	Total
	tax	restoration	rewards	(Note 35)	(Note 35)	provisions
January 1, 2018	(310)	(1,049)	(10,157)	—	(645)	(12,161)

Arising during the year	(374)	(1,912)	(14,259)	(55,752)	(941)	(73,238)
Utilised	336	18	13,873	—	393	14,620
Discount rate adjustment and imputed interest (change in estimates)	—	(223)	177	—	—	(46)
Unused amounts reversed	211	89	1,079	—	872	2,251
Arising due to acquisitions of subsidiaries	(113)	—	(984)	—	(1,165)	(2,262)
Other	(2)	(32)	(107)	(3,298)	(27)	(3,466)
December 31, 2018	(252)	(3,109)	(10,378)	(59,050)	(1,513)	(74,302)

Current portion	(252)	—	(10,096)	(59,050)	(1,513)	(70,911)
Non-current portion	—	(3,109)	(282)	—	—	(3,391)
January 1, 2019	(252)	(3,109)	(10,378)	(59,050)	(1,513)	(74,302)

Arising during the year	(410)	(2,341)	(16,896)	—	(208)	(19,855)
Utilised	19	19	16,055	55,607	527	72,227
Discount rate adjustment and imputed interest (change in estimates)	—	42	(12)	—	—	30
Unused amounts reversed	34	—	523	—	155	712
Arising due to acquisitions of subsidiaries	—	—	(9)	—	—	(9)
Disposal of VF Ukraine (Note 12)	50	760	672	—	126	1,608
Other	(4)	(159)	2	3,443	20	3,302
December 31, 2019	(563)	(4,788)	(10,043)	—	(893)	(16,287)

Current portion	(563)	(126)	(9,944)	—	(893)	(11,526)
Non-current portion	—	(4,662)	(99)	—	—	(4,761)
January 1, 2020	(563)	(4,788)	(10,043)	—	(893)	(16,287)

Arising during the year	(211)	(914)	(14,770)	—	(3,860)	(19,755)
Utilised	29	54	16,489	—	137	16,709
Discount rate adjustment and imputed interest (change in estimates)	1	(138)	67	—	—	(70)
Unused amounts reversed	8	513	(125)	—	114	510
Arising due to acquisitions of subsidiaries	—	—	—	—	—	—
Disposal of Nvision Group (Note 12)	115	—	245	—	9	369
Other	—	—	(62)	—	(2)	(64)
December 31, 2020	(621)	(5,273)	(8,199)	—	(4,495)	(18,588)

Current portion	(621)	(229)	(8,115)	—	(4,495)	(13,460)
Non-current portion	—	(5,044)	(84)	—	—	(5,128)